FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices to active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3: Inputs to the valuation methodology are unobservable and significant to their fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are deemed to be actively traded.

Kennametal Inc. Capital Stock - Valued at the closing price reported on the active market on which the individual securities are traded.

Common/Collective Trusts - Investments in common/collective trusts are valued using NAV of units of a bank collective trust. The NAV, as provided by the trustee of the fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Master Trust to initiate a full redemption of the collective trusts, the investment advisor reserves the right to temporarily delay withdrawal from the collective trusts in order to ensure that securities liquidations will be carried out in an orderly business manner. These investments do not have any unfunded commitments as of December 31, 2025 and 2024, and have a nominal redemption period.

Self-Directed Brokerage Account - The following investment types of the self-directed brokerage account are valued as follows:

Common stocks - Valued at the closing price reported on the active market on which the individual securities are traded.

Cash and cash equivalents - Value approximates fair value due to the short term nature of this investment.

Units in trust - Valued at the quoted NAV at year end.

Mutual funds - Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are deemed to be actively traded.

Corporate bonds - Valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.

U.S. government securities - Valued using pricing models maximizing the use of observable inputs for similar securities.
The methods described above might produce a fair value calculation that might not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan administrator believes that its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Master Trust's investments at fair value measurements at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$94,876,880	—	—	$94,876,880
Kennametal Inc. capital stock	13,234,944	—	—	13,234,944
Self-directed brokerage account:
Common stocks	5,435,126	—	—	5,435,126
Cash and cash equivalents	1,662,794	—	—	1,662,794
Units in trust	2,319,052	—	—	2,319,052
Mutual funds	1,118,444	—	—	1,118,444
Corporate bonds	—	$178,051	—	178,051
U.S. government securities	—	117,684	—	117,684
Total investments in the fair value hierarchy	$118,647,240	$295,735	—	$118,942,975
Investments measured at NAV				460,722,293
Investments, at fair value				$579,665,268

The following table sets forth by level, within the fair value hierarchy, the Master Trust's investments at fair value measurements at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$268,678,941	—	—	$268,678,941
Kennametal Inc. capital stock	12,365,608	—	—	12,365,608
Self-directed brokerage account:
Common stocks	4,349,698	—	—	4,349,698
Cash and cash equivalents	2,407,857	—	—	2,407,857
Units in trust	1,790,845	—	—	1,790,845
Mutual funds	1,228,945	—	—	1,228,945
Corporate bonds	—	$165,032	—	165,032
U.S. government securities	—	112,311	—	112,311
Total investments in the fair value hierarchy	$290,821,894	$277,343	—	$291,099,237
Investments measured at NAV				247,756,747
Investments, at fair value				$538,855,984